Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016
Disclosure of operating segments [line items]
Net interest income	$ 16,191	[1]	$ 15,035	$ 14,292
Non-interest income	12,584		12,120	12,058
Total revenue	28,775		27,155	26,350
Provision for credit losses	2,611		2,249	2,412
Depreciation and amortization	848		761	684
Non-interest expenses	15,058		14,630	14,540
Income tax expense	2,382		2,033	2,030
Net income	8,724	[1]	8,243	7,368
Net income attributable to non-controlling interests in subsidiaries	176		238	251
Net income attributable to equity holders of the Bank	8,548		8,005	7,117
Average assets	946,000		913,000	914,000
Average liabilities	882,000		854,000	858,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	7,898		7,363	7,024
Non-interest income	5,452		5,488	5,164
Total revenue	13,350		12,851	12,188
Provision for credit losses	794		913	832
Depreciation and amortization	460		412	340
Non-interest expenses	6,194		6,075	5,984
Income tax expense	1,538		1,387	1,296
Net income	4,364		4,064	3,736
Net income attributable to equity holders of the Bank	4,364		4,064	3,736
Average assets	342,000		323,000	309,000
Average liabilities	254,000		244,000	232,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	7,322		6,726	6,359
Non-interest income	4,111		3,688	3,482
Total revenue	11,433		10,414	9,841
Provision for credit losses	1,867		1,294	1,281
Depreciation and amortization	304		283	265
Non-interest expenses	5,807		5,381	5,258
Income tax expense	706		828	707
Net income	2,749		2,628	2,330
Net income attributable to non-controlling interests in subsidiaries	176		238	251
Net income attributable to equity holders of the Bank	2,573		2,390	2,079
Average assets	168,000		148,000	143,000
Average liabilities	131,000		115,000	109,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	1,454		1,336	1,293
Non-interest income	3,074		3,288	3,139
Total revenue	4,528		4,624	4,432
Provision for credit losses	(50)		42	249
Depreciation and amortization	69		55	68
Non-interest expenses	2,164		2,105	1,972
Income tax expense	587		604	572
Net income	1,758		1,818	1,571
Net income attributable to equity holders of the Bank	1,758		1,818	1,571
Average assets	321,000		336,000	351,000
Average liabilities	265,000		267,000	270,000
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(483)		(390)	(384)
Non-interest income	(53)		(344)	273
Total revenue	(536)		(734)	(111)
Provision for credit losses				50
Depreciation and amortization	15		11	11
Non-interest expenses	45		308	642
Income tax expense	(449)		(786)	(545)
Net income	(147)		(267)	(269)
Net income attributable to equity holders of the Bank	(147)		(267)	(269)
Average assets	115,000		106,000	111,000
Average liabilities	$ 232,000		$ 228,000	$ 247,000

[1]	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4).